Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss available to common stockholders	$ (10,375)	$ (13,206)	$ (30,045)	$ (59,363)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	172	175	744	684
Reduction in the carrying amount of right-of-use assets	173	76	264	202
Change in fair value of warrants and SEPA liabilities	758	(2,521)	2,777	10,855
Change in fair value of contingent earnout liability	820	3,988	(11,231)	(10,293)
Change in fair value of OrbiMed Warrants and revenue base redemption liabilities	77		(670)
Non-cash interest expense	266		604
Loss on equity issuance				5,874
Extinguishment of tranche liability				(1,520)
Stock-based compensation expense	1,620	1,086	5,441	1,402
Allowance for credit losses	39		187
Loss on disposal of property and equipment	117	18	23	44
Amortization of debt issuance costs	235		612
Milestone payment to Dynavax				1,000
Changes in operating assets and liabilities:
Accounts receivable	(366)	(723)	(1,719)	(1,979)
Inventory, net	(114)	(368)	(1,503)	(1,073)
Prepaid expenses	511	955	(1,708)	1,032
Deposits		43	43
Operating lease liabilities	(56)	(85)	(278)	(281)
Trade payables and accrued liabilities	1,624	(305)	(4,384)	2,838
Net cash used in operating activities	(4,499)	(10,867)	(40,843)	(50,578)
Cash flows from investing activities:
Purchases of property and equipment	(754)	(66)	(345)	(588)
Proceeds from the disposal of property and equipment	40
Milestone payment to Dynavax				(1,000)
Net cash used in investing activities	(714)	(66)	(345)	(1,588)
Cash flows from financing activities:
Proceeds from the issuance of common stock		3,141		9,189
Proceeds from the issuance of common stock			15,537
Proceeds from exercise of preferred stock warrants				9,630
Purchase of common stock warrants				(20)
Proceeds from Business Combination				36,854
Offering costs related to Business Combination				(1,116)
Debt issuance costs	(520)		(2,593)
Proceeds from the issuance of debt	10,000		25,000
Payments on finance lease liabilities	(71)	(22)	(84)	(87)
Proceeds from the exercise of stock options for common stock	279	7	76	179
Net cash provided by financing activities	9,688	3,126	37,936	54,629
Increase (decrease) in cash, cash equivalents and restricted cash	4,475	(7,807)	(3,252)	2,463
Cash, cash equivalents and restricted cash, beginning of period	8,875	12,127	12,127	9,664
Cash, cash equivalents and restricted cash, end of period	13,350	4,320	8,875	12,127
Supplemental disclosures of cash flow information:
Interest paid	709	3	1,750	18
Income taxes	1		18	14
Supplemental disclosures of non-cash items:
Fixed asset purchase through exchange of finance lease right-of-use asset	85		294
Fixed asset purchases included in trade payables and accrued expenses	87			19
Prepaid warrant issuance costs			1,700
Fair value of warrants issued related to OrbiMed debt	366		362
Fair value of revenue base redemption liability related to OrbiMed debt			507
Non-cash interest expense	266		604
Transfer of warrant liability to common stock upon exercise of warrant			11,924
Transfer of warrant liability to preferred stock upon exercise of warrants				$ 25,409
Right-of-use assets obtained in exchange for new operating lease liabilities		90
Derecognition of finance lease right-of-use asset	$ (85)